                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle                   Naperville, Illinois    August 11, 2009
-------------------------------------   ---------------------   ----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           44
Form 13F Information Table Value Total:      $18,638
                                          (thousands)

      Column 1              Column 2         Column 3  Column 4         Column 5          Column 6   Column 7        Column 8
-------------------  ---------------------  ---------  --------  ----------------------  ----------  --------  -------------------
                                                                                                                 Voting Authority
                                                         Value   PRN or SHS       CALL/  Investment    Other   -------------------
  Names of Issuer        Title of Class       Cusip     (x1000)     Amount         PUT   Discretion  Managers   Sole  Shared  None
-------------------  ---------------------  ---------  --------  ----------       -----  ----------  --------  -----  ------  ----
ALLIANT TECHSYSTEMS
   INC               CONVERTIBLE SECURITY   018804AN4     629       600000   prn           Sole        None      600           0
ALPHA NATURAL
   RESOURCES INC     CONVERTIBLE SECURITY   02076XAA0     401       500000   prn           Sole        None      500           0
AUTOLIV INC          CONVERTIBLE PREFERRED
                     SECURITY               052800208     413        10000   shs           Sole        None    10000           0
BRISTOW GROUP INC    CONVERTIBLE PREFERRED
                     SECURITY               110394400     488        12000   shs           Sole        None    12000           0
CENTRAL EURO
   DISTRIBUTION
   CORP              COMMON STOCK           143435902    0.35           35   shs  CALL     Sole        None       35           0
CENTRAL EURO
   DISTRIBUTION
   CORP              CONVERTIBLE SECURITY   153435AA0     405       590000   prn           Sole        None      590           0
CHARLES RIVER
   LABORATORIES      CONVERTIBLE SECURITY   159864AB3     548       600000   prn           Sole        None      600           0
CIENA CORP           CONVERTIBLE SECURITY   171779AE1     399       800000   prn           Sole        None      800           0
COMMSCOPE INC        CONVERTIBLE SECURITY   203372AG2     228       200000   prn           Sole        None      200           0
COVANTA HOLDING
   CORP              CONVERTIBLE SECURITY   22282EAA0     524       600000   prn           Sole        None      600           0
D R HORTON INC       CONVERTIBLE SECURITY   23331ABB4     384       400000   prn           Sole        None      400           0
EMC CORP             CONVERTIBLE SECURITY   268648AK8     208       200000   prn           Sole        None      200           0
EMC CORP             CONVERTIBLE SECURITY   268648AM4     308       300000   prn           Sole        None      300           0
ENERGY CONVERSION
   DEVICES INC       CONVERTIBLE SECURITY   292659AA7     534       830000   prn           Sole        None      830           0
EQUINIX INC          CONVERTIBLE SECURITY   29444UAH9     536       500000   prn           Sole        None      500           0
FEI COMPANY          CONVERTIBLE SECURITY   30241LAF6     581       600000   prn           Sole        None      600           0
GENERAL CABLE CORP   CONVERTIBLE SECURITY   369300AD0     548       600000   prn           Sole        None      600           0
GREAT PLAINS EN      CONVERTIBLE PREFERRED
                     SECURITY               391164803     575        10000   shs           Sole        None    10000           0
HERTZ GLOBAL
   HOLDINGS INC      CONVERTIBLE SECURITY   42805TAA3     578       500000   prn           Sole        None      500           0
HORNBECK OFFSHORE
   SERVICES INC      CONVERTIBLE SECURITY   440543AE6     478       600000   prn           Sole        None      600           0
INFORMATICA CORP     CONVERTIBLE SECURITY   45666QAB8     315       300000   prn           Sole        None      300           0
JA SOLAR HOLDINGS
   CO                CONVERTIBLE SECURITY   466090AA5     755      1000000   prn           Sole        None     1000           0
KINROSS GOLD CORP    CONVERTIBLE SECURITY   496902AD9     464       500000   prn           Sole        None      500           0
LAWSON SOFTWARE INC  CONVERTIBLE SECURITY   52078PAA0     385       450000   prn           Sole        None      450           0
LEGG MASON INC       CONVERTIBLE PREFERRED
                     SECURITY               524901303     378        15000   shs           Sole        None    15000           0
MACROVISION CORP     CONVERTIBLE SECURITY   555904AB7     581       600000   prn           Sole        None      600           0
MENTOR GRAPHICS      CONVERTIBLE SECURITY   587200AD8     282       300000   prn           Sole        None      300           0
MILLIPORE CORP       CONVERTIBLE SECURITY   601073AD1     397       400000   prn           Sole        None      400           0
MYLAN LABORATORIES
   INC               CONVERTIBLE SECURITY   628530AG2     349       400000   prn           Sole        None      400           0
ORBITAL SCIENCES
   CORP              CONVERTIBLE SECURITY   685564AN6     368       400000   prn           Sole        None      400           0
SBA COMM CORP        CONVERTIBLE SECURITY   78388JAJ5     297       300000   prn           Sole        None      300           0
SCHOOL SPECIALTY     CONVERTIBLE SECURITY   807863AL9     578       700000   prn           Sole        None      700           0
SMITHFIELD FOODS
   INC               CONVERTIBLE SECURITY   832248AR9     494       550000   prn           Sole        None      550           0
SPARTAN STORES       CONVERTIBLE SECURITY   846822AE4     466       700000   prn           Sole        None      700           0
SPSS INC             CONVERTIBLE SECURITY   78462KAB8     474       500000   prn           Sole        None      500           0
TAKE-TWO INTER       CONVERTIBLE SECURITY   874054AA7     436       400000   prn           Sole        None      400           0
TERADYNE INC         CONVERTIBLE SECURITY   880770AE2     361       250000   prn           Sole        None      250           0
TEXTRON INC          CONVERTIBLE SECURITY   883203BN0     202       200000   prn           Sole        None      200           0
THORATEC CORP        CONVERTIBLE SECURITY   885175AB5     207       250000   prn           Sole        None      250           0
TYSON FOODS          CONVERTIBLE SECURITY   902494AP8     304       300000   prn           Sole        None      300           0
UNITED STATES STEEL
   CORP              CONVERTIBLE SECURITY   912909AE8     657       500000   prn           Sole        None      500           0
VERISIGN INC         CONVERTIBLE SECURITY   92343EAD4     333       500000   prn           Sole        None      500           0
WESCO INTL INC       CONVERTIBLE SECURITY   95082PAE5     378       400000   prn           Sole        None      400           0
WYNDHAM WORLDWIDE
   CORP              CONVERTIBLE SECURITY   98310WAC2     417       375000   prn           Sole        None      375           0